Property and Equipment - Right-of-use Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Right-Of-Use Asset Detailed Information Roll Forward [Roll Forward]
Beginning Balance	$ 57,288
Ending Balance	50,798
Cost
Right-Of-Use Asset Detailed Information Roll Forward [Roll Forward]
Beginning Balance	57,288
Additions	16,496
Disposals	(5,531)
Translation	118
Ending Balance	68,371
Accumulated amortization
Right-Of-Use Asset Detailed Information Roll Forward [Roll Forward]
Beginning Balance	0
Depreciation	17,532
Disposals	(36)
Translation	77
Ending Balance	17,573
Land and Buildings
Right-Of-Use Asset Detailed Information Roll Forward [Roll Forward]
Beginning Balance	42,194
Ending Balance	37,017
Land and Buildings | Cost
Right-Of-Use Asset Detailed Information Roll Forward [Roll Forward]
Beginning Balance	42,194
Additions	12,818
Disposals	(5,531)
Translation	41
Ending Balance	49,522
Land and Buildings | Accumulated amortization
Right-Of-Use Asset Detailed Information Roll Forward [Roll Forward]
Beginning Balance	0
Depreciation	12,525
Disposals	(36)
Translation	16
Ending Balance	12,505
Computer Equipment
Right-Of-Use Asset Detailed Information Roll Forward [Roll Forward]
Beginning Balance	15,094
Ending Balance	13,781
Computer Equipment | Cost
Right-Of-Use Asset Detailed Information Roll Forward [Roll Forward]
Beginning Balance	15,094
Additions	3,678
Disposals	0
Translation	77
Ending Balance	18,849
Computer Equipment | Accumulated amortization
Right-Of-Use Asset Detailed Information Roll Forward [Roll Forward]
Beginning Balance	0
Depreciation	5,007
Disposals	0
Translation	61
Ending Balance	$ 5,068